Subsequent Events - Additional Information (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 01, 2025 Segment	Mar. 21, 2025 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Common stock repurchased value		$ 100,000	$ 1,065,841	$ 2,611,115	$ 1,347,308
Repayments of lines of credit		300,000
Net proceeds from sale of investments in real estate		$ 200,000
Number of reportable segments | Segment	5		5